Share based compensation expenses - Restriction of ordinary shares held by senior management (Details) ¥ in Thousands		12 Months Ended
	Jun. 28, 2019 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 $ / shares	May 31, 2019 $ / shares	Jul. 31, 2018 $ / shares	Mar. 05, 2014 installment $ / shares shares
Share based compensation expenses
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares							$ 1.2785	$ 1.4506
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥		¥ 221		¥ 3,712	¥ 22,434
Restricted share
Number of shares
Unvested at beginning of the year (in shares) | shares		368,618
Vested (in shares) | shares		(37,393)
Forfeited (in shares) | shares		(263,536)
Unvested at end of the year (in shares) | shares		67,689		368,618
Weighted-Average Grant Date Fair Value
Unvested at beginning of the year (in shares) | $ / shares			$ 0.42
Vested (in dollars per share) | $ / shares			0.42
Forfeited (in dollars per share) | $ / shares			0.42
Unvested at end of the year (in shares) | $ / shares			$ 0.42
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥		¥ 102		¥ 329	¥ 2,055
Unrecognized compensation cost | ¥		¥ 183	$ 183
Restricted shares, issued | shares	1,863,043
Weighted averge period of unrecognized compensation cost		1 year 5 months 26 days
Performance Shares [Member]
Additional information
Weighted averge period of unrecognized compensation cost		2 years 8 months 15 days
Jimu Parent | Restricted share
Share based compensation expenses
Ordinary shares became restricted (as a percent)									40.00%
Ordinary shares held by certain members of senior management | shares									72,000,000
Number of equal and continuous monthly installments upon meting the vesting criteria | installment									60
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares						$ 0.42			$ 0.45